12 Concentrations (Details)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk, Customer	three major customers accounted for 18%, 17% and 15% of total sales	two major customers were 27% and 23% of total sales
Concentration Risk, Other Risk	three major customers accounted for nil, 17% and 0.4% of Company’s accounts receivable balance	two major customers accounted for 28% and 0.4% of Company’s accounts receivable balance
Concentration Risk, Service Provided	two major products represented approximately 92% and 3% of total sales	two major products represented approximately 86% and 5% of total sales